Marketable Securites	3 Months Ended
Apr. 30, 2015
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4 – MARKETABLE SECURIITES

On September 4, 2014 Cloud issued 3,000,000 common shares through a consulting agreement with Gawk, Inc. valued at $105,000 at the trading price of $.035 per share and the common stock issued to Gawk for consulting has been accounted as a marketable securities valued at $105,000. The services have been earned and completed in accordance with the agreement.

The Company fair valued the marketable security available for sale at April 30, 2015 and recorded a gain on change in fair value of the asset of $106,050. Total available security available for sale at April 30, 2015 is $135,000.